CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) (Parenthetical) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of Stockholders' Equity [Abstract]
Treasury stock reissued	3,635,843	2,961,049
Treasury shares	4,649,644	5,927,437